Listing Expenses	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Listing Expenses Abstract
Listing Expenses
9	Listing Expenses

IFRS 2 listing expense	Nil	98,622,019
Other listing expenses (Note 9.1)	Nil	3,151,858
	Nil	101,773,877

9.1	Other listing expenses represents promissory note of USD 1.5 million, fees paid to legal advisors, consultants, and other necessary expenses incurred in relation to the Group’s listing on the NASDAQ.

9	Listing Expenses

IFRS 2 listing expense	98,622,019	Nil
Other listing expenses (Note 9.1)	3,151,858	Nil
	101,773,877	Nil

9.1	Other listing expenses represents promissory note of USD 1.5 million, fees paid to legal advisors, consultants, and other necessary expenses incurred in relation to the Group’s listing on the US market.